Supplement Dated May 22, 2013
To the Current Prospectus and Statement of Additional Information

SpectraDirect
SpectraSelect

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account U

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING THE COMPANY

Information about the ING USA Annuity and Life Insurance Company found in your prospectus and/or Statement of Additional Information is deleted and replaced with the following:

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Until May 7, 2013, ING USA was a wholly owned indirect subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Pursuant to an agreement with the European Commission (“EC”), ING has agreed to divest itself of ING U.S., Inc. and its subsidiaries, including ING USA (collectively “ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. To effect this divestment, on May 7, 2013 ING completed an initial public offering
(“IPO”) of the common stock of ING U.S. While ING is currently the majority shareholder of the common stock of ING
U.S., pursuant to the agreement with the EC mentioned above ING is required to divest itself of at least 25% of ING U.S.
by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

The following table reflects investment portfolio name changes since the date of your last prospectus supplement.

Fund Name Changes
Former Fund Name		New Fund Name
ING Invesco Van Kampen Comstock Portfolio		ING Invesco Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio		ING Invesco Equity and Income Portfolio
ING Invesco Van Kampen Growth and Income Portfolio		ING Invesco Growth and Income Portfolio
ING Pioneer Fund Portfolio		ING Multi-Manager Large Cap Core Portfolio

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in the investment portfolio listed below may leave their contract value in the investment.

Closed Investment Portfolios
Van Eck VIP Global Hard Assets Fund

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any fixed option that is available. You bear the entire investment risk for

X.111685-13GW	Page 1 of 4	May 2013

amounts you allocate to any investment portfolio, and you may lose your principal. There is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

The following table reflects the investment portfolios that are, effective May 1, 2013, open and available to new premiums and transfers under your Contract along with each portfolio’s investment adviser/subadviser and investment objective.
Please refer to the funds prospectuses for more detailed information. Fund prospectuses may be obtained free of charge from our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the
SEC’s website (http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800)
SEC-0330. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100
F Street, N.E., Room 1580, Washington, D.C. 20549-0102. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser		Investment Objective
ING FMRSM Diversified Mid Cap Portfolio*		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Company

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Global Bond Portfolio		Seeks to maximize total return through a combination of current income and capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Growth and Income Portfolio (Class I)		Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities convertible
Investment Adviser: ING Investments, LLC		into common stocks. It is anticipated that capital appreciation
Investment Subadviser: ING Investment Management		and investment income will both be major factors in achieving
Co. LLC		total return.

ING Intermediate Bond Portfolio		Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: ING Investments, LLC		diversified portfolio consisting primarily of debt securities. It is
Investment Subadviser: ING Investment Management		anticipated that capital appreciation and investment income will
Co. LLC		both be major factors in achieving total return.

ING International Index Portfolio		Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted International
Investment Adviser: ING Investments, LLC		Index.
Investment Subadviser: ING Investment Management
Co. LLC

X.111685-13GW	Page 2 of 4	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Invesco Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Limited Maturity Bond Portfolio	Seeks highest current income consistent with low risk to
principal and liquidity and secondarily, seeks to enhance its total
Investment Adviser: Directed Services LLC	return through capital appreciation when market factors, such as
Investment Subadviser: ING Investment Management	falling interest rates and rising bond prices, indicate that capital
Co. LLC	appreciation may be available without significant risk to
principal.
ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial
Services Company

ING Multi-Manager Large Cap Core Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management
Investment Advisers, LLC and The London Company
of Virginia d/b/a The London Company

X.111685-13GW	Page 3 of 4	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Russell™ Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Growth
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Russell™ Large Cap Value Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Value
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING U.S. Stock Index Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation.

Investment Adviser: Invesco Advisers, Inc.

Morgan Stanley Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a
Investment Adviser: Morgan Stanley Investment	lesser extent, of corporate issuers in emerging market countries.
Management Inc.

Universal Institutional Fund Growth Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization
Investment Adviser: Morgan Stanley Investment	companies.
Management Inc.

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